Liquidity and Going Concern (Details) - USD ($)				6 Months Ended
		Sep. 29, 2026	Sep. 08, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Liquidity and Going Concern [Line Items]
Net loss				$ (12,727,298)	$ (11,271,548)
Net cash used in operating activities				(4,883,016)	$ (3,649,470)
Accumulated deficit				49,793,189		$ 37,065,891
Cash				81,217		$ 150,334
Working capital				5,983,452
Share Subscription Agreement [Member]
Liquidity and Going Concern [Line Items]
Outstanding indebtness				$ 8
Class B Ordinary Shares [Member]
Liquidity and Going Concern [Line Items]
Conversion price per share				$ 0.008875
Common stock par value per share	[1]			$ 0.0024		$ 0.0024
Ordinary shares, shares issued	[1]			4,638,810		3,628,186
Restricted shares				901,408,450
Class B Ordinary Shares [Member] | Forecast [Member]
Liquidity and Going Concern [Line Items]
Issue and sale of common stock			20,000,000
Common stock par value per share			$ 0.0024
Aggregate gross proceeds		$ 15,000,000	$ 8,000,000
Ordinary shares, shares issued		30,000,000
Purchase price of par value per share		$ 0.5	$ 0.4

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).